Deferred Compensation Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Age	Dec. 31, 2012	Dec. 31, 2011
Deferred Compensation Plan [Abstract]
Minimum age requirement for deferred compensation	65
Accrued liabilities under the plan	$ 892,294	$ 1,007,490
Benefit payments under contracts	188,240	203,904
Benefit provision charged to operations	75,777	82,250	98,901
Fee income recognized with deferred compensation plans	$ 164,073	$ 175,302	$ 154,210